S000036206 [Member] Expense Example - S000036206 [Member] - C000179756 [Member]	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	$ 1,274